INVESTMENT IN MARKETABLE EQUITY SECURITIES (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of investment in marketable equity securities

	As of and for the years ended March 31,
(In thousands)	2022	2021	2020

Balance, beginning of year	$–	$68	$103
Unrealized (loss) gain on investment	–	–	(35)
Proceeds from the sale of the investment	–	(140)	–
Gain on sale	–	72	–
Balance, end of year	$–	$–	$68